Common Stock	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Common Stock

4. Common Stock

The following table summarizes common stock issuances:

		Number of Shares	Common Stock Amount

Balance as of December 31, 2016		67,199,362	67,199
Shares issued for investment and held in escrow	a	-	-
Shares issued for investment and held in escrow	b	-	-
Balance as of June 30, 2017		67,199,362	67,199

a)	On January 19, 2015, the Company issued 950,000,000 shares of restricted common stock for the purchase of 100% shares of Asia Innovation Technology Limited and its assets. The acquisition has not yet closed on the date of this filing and the shares are held in escrow as disclosed in Note 5.

b)	On April 14, 2017, the Company issued 600,000,000 shares of restricted common stock for the purchase of 100% shares of Sino King Management Limited and its assets. The acquisition has not yet closed on the date of this filing and the shares are held in escrow as disclosed in Note 5.

The Company’s authorized capital consists of 2,000,000,000 shares of common stock. At June 30, 2017, there were 1,617,199,362 shares of common stock issued comprising of 1,582,186,650 restricted shares, including 950,000,000 shares of restricted common stock for the purchase of 100% shares of Asia Innovation Technology Limited and its assets, and 600,000,000 shares of restricted common stock for the purchase of 100% shares of Sino King Management Limited and its assets, as disclosed above and 35,012,712 non-restricted shares. These restricted shares will be available for sale under Rule 144 of the Securities Act of 1933, as amended, when the conditions of Rule 144 have been met. Rule 144 provides an exemption and permits the public resale of restricted or control securities if a number of conditions are met, including how long the securities are held, the way in which they are sold, and the amount that can be sold at any one time.